Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 3,175,125	R$ 2,071,593
Financial investments	3,851,758	2,306,927
Derivative financial instruments	127,254	246,084
Trade receivables	3,703,954	3,540,266
Reseller financing	573,093	511,979
Inventories	4,244,164	3,917,076
Recoverable taxes	1,685,426	2,040,008
Recoverable income and social contribution taxes	317,963	151,930
Energy trading futures contracts	371,241	141,257
Dividends receivable	923	3,415
Other receivables and other assets	294,068	294,769
Prepaid expenses	165,392	163,846
Contractual assets with customers - exclusivity rights	666,109	658,571
Total current assets	19,176,470	16,047,721
Non-current assets
Financial investments	2,381,597	2,819,179
Derivative financial instruments	773,063	585,294
Trade receivables	33,282	27,003
Reseller financing	800,927	766,045
Related parties	105,196	48,309
Deferred income and social contribution taxes	1,007,291	936,941
Recoverable taxes	3,717,815	2,650,269
Recoverable income and social contribution taxes	346,093	346,137
Energy trading futures contracts	724,121	263,438
Escrow deposits	471,609	446,076
Indemnification asset - business combination	92,524	126,098
Other receivables and other assets	185,726	117,076
Prepaid expenses	80,643	40,904
Contractual assets with customers - exclusivity rights	1,518,987	1,473,331
Investments in subsidiaries, joint ventures and associates	521,381	2,148,633
Right-of-use assets, net	1,928,694	1,671,324
Property, plant and equipment, net	12,167,097	7,135,966
Intangible assets, net	3,316,478	1,908,330
Total non-current assets	30,172,524	23,510,353
Total assets	49,348,994	39,558,074
Current liabilities
Trade payables	4,643,344	3,518,385
Trade payables - reverse factoring	3,785	1,014,504
Loans, financing and debentures	4,251,131	3,478,673
Derivative financial instruments	246,064	74,087
Salaries and related charges	576,674	480,285
Taxes payable	236,928	151,230
Energy trading futures contracts	303,455	66,729
Dividends payable	23,073	327,471
Income and social contribution taxes payable	358,685	322,074
Post-employment benefits	19,067	24,098
Provisions for tax, civil and labor risks	49,175	47,788
Leases payable	343,725	316,460
Financial liabilities of customers	63,445	117,090
Other payables	728,793	554,327
Total current liabilities	11,847,344	10,493,201
Non-current liabilities
Loans, financing and debentures	15,842,130	10,381,837
Derivative financial instruments	334,851	367,513
Energy trading futures contracts	431,418	48,047
Related parties	2,875	3,516
Deferred income and social contribution taxes	637,897	132,825
Post-employment benefits	196,549	198,778
Provisions for tax, civil and labor risks	485,439	610,572
Leases payable	1,395,908	1,168,692
Financial liabilities of customers	10,881	63,135
Subscription warrants - indemnification	53,911	47,745
Provision for loss on investment	76,059	349
Other payables	303,115	218,420
Total non-current liabilities	19,771,033	13,241,429
Equity
Share capital	7,987,100	6,621,752
Equity instrument granted	144,694	108,253
Capital reserve	617,009	612,048
Treasury shares	(822,526)	(596,400)
Revaluation reserve	3,476	3,632
Profit reserves	7,662,403	8,195,221
Accumulated other comprehensive income	223,355	214,212
Acquisition of shares from shareholders	(149,239)	0
Equity attributable to:
Ultrapar shareholders' equity	15,666,272	15,158,718
Non-controlling interests	2,064,345	664,726
Total equity	17,730,617	15,823,444
Total liabilities and equity	R$ 49,348,994	R$ 39,558,074